UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F-HR

                              Form 13F Cover Page

           Report for the Calendar Year of Quarter Ended:  03/31/2012

Check here if Amendment [  ];  Amendment Number:
This Amendment:         [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Asset Managment Group, Inc.
Address: 60 Long Ridge Road
         Suite 305
         Stamford,CT  06902

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  LeGrand S. Redfield, Jr.
Title: President
Phone: 203 964-8300

Signature, Place, and Date of Signing:

/s/LeGrand S. Redfield, Jr.      Stamford, CT                  January 24, 2012
--------------------------------------------------------------------------------
[Signature]                      [City, State]                 [Date]


Report type(Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:  0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total(thousands): 121739


List of Other Included Managers: NONE

                                        Title of          Value       Shrs or   Sh/ Put/ Investment  Other     Voting Authority
Name of Issuer                            Class  Cusip   (x$1000)     Prn Amt  Prns Call Discretion Managers  Sole  Shared  None
____________________________________________________________________________________________________________________________________
Abbott Laboratories                        SK  002824100 672          10958     SH          None                           10958
Barclay's Aggregate Bond Index I-Shares    ET  464287226 11482        104526    SH          None                           104526
Berkley W R Corporation                    SK  084423102 762          21108     SH          None                           21108
Berkshire Hathaway Cl B                    SK  084670702 274          3380      SH          None                           3380
Cisco Systems Inc                          SK  17275R102 209          9884      SH          None                           9884
Exxon Corporation                          SK  30231G102 715          8242      SH          None                           8242
General Electric Co.                       SK  369604103 505          25176     SH          None                           25176
Hingham Instn Svgs Mass                    SK  433323102 205          3634      SH          None                           3634
Ishares Barclays Bd Fd 7-10 Yr Tr          ET  464287440 6741         65273     SH          None                           65273
Ishares Barclays Tips Bond Fund            ET  464287176 8360         71059     SH          None                           71059
Ishares Gold Trust                         ET  IAU       556          34200     SH          None                           34200
Ishares Goldman Sachs Tech Index           ET  464287549 1051         14836     SH          None                           14836
Ishares Lehman Treas Bond 1-3 Year         ET  464287457 1422         16859     SH          None                           16859
Ishares MSCI Brazil Index                  ET  464286400 295          4564      SH          None                           4564
Ishares Msci Canada Idx Fd                 ET  464286509 604          21302     SH          None                           21302
Ishares Msci Emrg Mkt Fd                   ET  464287234 5117         119164    SH          None                           119164
Ishares Russell Midcap Index Fund          ET  464287499 917          8285      SH          None                           8285
Ishares Russell Midcap Value Index Fund    ET  464287473 6275         130378    SH          None                           130378
Ishares S&P 500 Growth S&P 500 Growth In   ET  464287309 1297         17206     SH          None                           17206
Ishares S&P GSCI Commodity Indexed         ET  46428R107 275          7910      SH          None                           7910
Ishares S&P Midcap 400 Bar Val             ET  464287705 5780         67670     SH          None                           67670
Ishares S&P Midcap 400 Growth Index Fund   ET  464287606 2169         19289     SH          None                           19289
Ishares S&P North Am Fund                  ET  464287374 2519         63913     SH          None                           63913
Ishares S&P Smallcap 600 Growth Index Fu   ET  464287887 1149         13917     SH          None                           13917
Ishares S&P Smallcap 600 Value             ET  464287879 4821         61361     SH          None                           61361
Ishares Tr Cohen & Steer Realty Majors I   ET  464287564 4580         59762     SH          None                           59762
Ishares Tr Msci Eafe                       ET  464287465 3645         66401     SH          None                           66401
Ishares Tr Russell 1000 Growth             ET  464287614 428          6472      SH          None                           6472
Ishares Tr Russell 1000 Val                ET  464287598 4869         69491     SH          None                           69491
Ishares Tr Russell 2000 Val                ET  464287630 1796         24607     SH          None                           24607
Ishares Tr Russell 3000 Russell 3000 Gro   ET  464287671 335          6213      SH          None                           6213
Ishares Tr Russell 3000 Val                ET  464287663 2360         25712     SH          None                           25712
Ishares Tr S&P 500 Barra Val               ET  464287408 5278         81294     SH          None                           81294
Ishares Tr S&P Midcap S&P Midcap 400 Ind   ET  464287507 4266         42995     SH          None                           42995
Ishares Tr S&P Smallcap 600                ET  464287804 1128         14778     SH          None                           14778
Ishares Trust Dow Jones Select Dividend    ET  464287168 1830         32698     SH          None                           32698
Ishares Trust Index Fund Ftse Xinhua Hk    ET  464287184 326          8903      SH          None                           8903
Ishares Trust S&P 500 Index                ET  464287200 580          4109      SH          None                           4109
Johnson & Johnson                          SK  478160104 1236         18739     SH          None                           18739
Mid Cap S P D R Trust Unit Ser             ET  78467Y107 612          3389      SH          None                           3389
Omnicom Group Inc                          SK  681919106 1396         27557     SH          None                           27557
Pepsico                                    SK  713448108 3298         49707     SH          None                           49707
Pfizer Inc                                 SK  717081103 519          22915     SH          None                           22915
Powershares QQQ Trust, Ser 1               SK  73935A104 356          5271      SH          None                           5271
Procter & Gamble Co.                       SK  742718109 425          6322      SH          None                           6322
Proshares Ultra S&P 500                    ET  74347R107 1225         20995     SH          None                           20995
S P D R Trust Unit Sr 1                    ET  78462F103 1079         7660      SH          None                           7660
Spdr S&P Biotech Etf                       ET  78464A870 708          8803      SH          None                           8803
Vanguard Bond Index Short Term Bond ETF    ET  921937827 3322         41041     SH          None                           41041
Vanguard Div Appreciation ETF              ET  921908844 4625         78985     SH          None                           78985
Vanguard Emerging Market                   ET  922042858 602          13841     SH          None                           13841
Vanguard Energy Index                      ET  92204A306 1105         10506     SH          None                           10506
Vanguard Growth Etf Msci Us Prime Mkt      ET  922908736 215          3029      SH          None                           3029
Vanguard Info Technology                   ET  92204A702 342          4617      SH          None                           4617
Vanguard Msci Us Sm Cap Growth             ET  922908595 3764         43293     SH          None                           43293
Wal Mart Stores                            SK  931142103 384          6282      SH          None                           6282
Walt Disney Co Holding Co                  SK  254687106 933          21317     SH          None                           21317